UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

May 31, 2009 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 97.1%
BASIC MATERIALS 1.9%
Alcoa	76,500	$705,330
Archer-Daniels-Midland Co.	38,600	1,062,272
Dow Chemical Co.	21,000	371,280
Praxair	11,700	856,440
		2,995,322
CONSUMER—CYCLICAL 5.4%
APPAREL 1.0%
NIKE	26,600	1,517,530

MEDIA 0.7%
The Walt Disney Co.	45,600	1,104,432

RETAIL 3.3%
Hennes & Mauritz AB (Sweden)(a)	17,700	847,717
Nordstrom	25,500	502,095
Wal-Mart de Mexico SA de CV (ADR) (Mexico)	25,800	755,940
Wal-Mart Stores	58,700	2,919,738
		5,025,490
TOYS/GAMES/HOBBIES 0.4%
Mattel	43,800	683,718
TOTAL CONSUMER—CYCLICAL		8,331,170

CONSUMER— NON-CYCLICAL 10.2%
AGRICULTURE 3.1%
Altria Group	156,000	2,666,040
Monsanto Co.	24,800	2,037,320
		4,703,360
BEVERAGE 0.6%
Diageo PLC (ADR) (United Kingdom)	12,300	671,088
PepsiCo	5,800	301,890
		972,978

	Number
	of Shares	Value

COSMETICS/PERSONAL CARE 2.5%
Colgate-Palmolive Co.	16,200	$1,068,390
Procter & Gamble Co.	54,400	2,825,536
		3,893,926
FOOD 0.2%
Nestle SA(a)	9,100	331,357

RESTAURANT 2.6%
McDonald’s Corp.	67,700	3,993,623

RETAIL 1.2%
Costco Wholesale Corp.	13,300	645,316
Shoppers Drug Mart Corp. (Canada)	28,100	1,141,760
		1,787,076
TOTAL CONSUMER— NON-CYCLICAL		15,682,320

ENERGY 17.2%
OIL & GAS 13.6%
Apache Corp.	18,200	1,533,532
Chevron Corp.	61,000	4,066,870
CNOOC Ltd. (Hong Kong)(a)	810,000	1,079,957
Devon Energy Corp.	47,800	3,022,872
Exxon Mobil Corp.	63,000	4,369,050
Marathon Oil Corp.	85,600	2,728,928
Total SA (France)(a)	73,100	4,217,227
		21,018,436
OIL & GAS SERVICES 3.6%
Schlumberger Ltd.	56,400	3,227,772
Transocean Ltd.(b)	29,168	2,318,272
		5,546,044
TOTAL ENERGY		26,564,480

FINANCIAL 21.0%
BANK 8.0%
Bank of America Corp.	159,700	1,799,819
Bank of New York Mellon Corp.	92,700	2,575,206

	Number
	of Shares	Value

HSBC Holdings PLC (ADR) (United Kingdom)	10,199	$463,646
SunTrust Banks	18,100	238,377
Toronto-Dominion Bank (Canada)	17,600	896,016
US Bancorp	176,629	3,391,277
Wells Fargo & Co.	117,800	3,003,900
		12,368,241
DIVERSIFIED FINANCIAL SERVICE 7.0%
BlackRock	18,300	2,918,850
Franklin Resources	11,500	768,775
Goldman Sachs Group	16,000	2,313,120
JPMorgan Chase & Co.	113,500	4,188,150
Morgan Stanley	20,600	624,592
		10,813,487
INSURANCE 6.0%
ACE Ltd.	60,300	2,652,597
Allstate Corp.	41,300	1,062,649
HCC Insurance Holdings	101,200	2,498,628
MetLife	96,200	3,030,300
		9,244,174
TOTAL FINANCIAL		32,425,902

HEALTH CARE 12.5%
HEALTHCARE PRODUCTS 6.5%
Becton Dickinson & Co.	40,700	2,754,576
Covidien Ltd.	18,500	660,820
Johnson & Johnson	64,500	3,557,820
Medtronic	88,400	3,036,540
		10,009,756
PHARMACEUTICAL 6.0%
Abbott Laboratories	84,800	3,821,088
Pfizer	120,600	1,831,914

	Number
	of Shares	Value

Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	78,100	$3,620,716
		9,273,718
TOTAL HEALTH CARE		19,283,474

INDUSTRIAL 7.6%
AEROSPACE & DEFENSE 5.0%
Boeing Co.	24,800	1,112,280
General Dynamics Corp.	45,300	2,577,570
L-3 Communications Holdings	18,400	1,352,584
Lockheed Martin Corp.	31,500	2,634,345
		7,676,779
DIVERSIFIED MANUFACTURING 1.4%
General Electric Co.	158,600	2,137,928

TRANSPORTATION 1.2%
Norfolk Southern Corp.	22,100	822,120
United Parcel Service	19,700	1,007,458
		1,829,578
TOTAL INDUSTRIAL		11,644,285

REAL ESTATE 1.9%
OFFICE 0.9%
Alexandria Real Estate Equities	6,300	226,170
Corporate Office Properties Trust	22,200	658,896
Hongkong Land Holdings Ltd. (USD) (Singapore)(a)	141,000	497,672
		1,382,738
SELF STORAGE 0.2%
Public Storage	4,300	286,423

SHOPPING CENTER - REGIONAL MALL 0.8%
Simon Property Group	23,868	1,276,222
TOTAL REAL ESTATE		2,945,383

	Number
	of Shares	Value

TECHNOLOGY 9.6%
COMPUTERS 1.4%
International Business Machines Corp.	20,200	$2,146,856

IT SERVICES 0.4%
Automatic Data Processing	18,200	691,782

SEMICONDUCTORS 1.5%
Intel Corp.	69,200	1,087,824
Microchip Technology	57,400	1,238,118
		2,325,942
SOFTWARE 2.4%
Microsoft Corp.	142,200	2,970,558
Oracle Corp.	38,600	756,174
		3,726,732
TELECOMMUNICATION EQUIPMENT 3.9%
Corning	91,900	1,350,930
Harris Corp.	75,900	2,358,972
QUALCOMM	52,100	2,271,039
		5,980,941
TOTAL TECHNOLOGY		14,872,253

TELECOMMUNICATION SERVICES 0.0%
Harris Stratex Networks Inc(b)	545	2,600

TELECOMMUNICATIONS 4.3%
AT&T	165,600	4,105,224
China Mobile Ltd. (ADR) (Hong Kong)	13,300	654,493
Verizon Communications	61,700	1,805,342
		6,565,059
UTILITY 5.5%
ELECTRIC—INTEGRATED 4.5%
E.ON AG (ADR) (Germany)	35,800	1,270,184
Exelon Corp.	31,000	1,488,310

		Number
		of Shares	Value

FPL Group		74,500	$4,211,485
			6,969,979
MULTI UTILITIES 1.0%
Sempra Energy		32,500	1,484,600
TOTAL UTILITY			8,454,579
TOTAL COMMON STOCK (Identified cost—$163,067,586)			149,766,827

SHORT-TERM INVESTMENTS 2.6%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.03%(c)		550,118	550,118
Federated U.S. Treasury Cash Reserves Fund, 0.01%(c)		1,707,169	1,707,169
Fidelity Institutional Money Market Treasury Only Fund, 0.17%(c)		1,702,535	1,702,535
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,959,822)			3,959,822

TOTAL INVESTMENTS (Identified cost—$167,027,408)	99.7%		153,726,649

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3%		498,390

NET ASSETS	100.0%		$154,225,039

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.
(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 4.5% of net assets of the Fund, all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

(b)	Non-income producing security.
(c)	Rate quoted represents the seven day yield of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at May 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$153,726,649	$142,792,897	$10,933,752	$—

Note 2. As of May 31, 2009, the federal tax cost and net unrealized depreciation on securities were as follows:

Gross unrealized appreciation	$5,292,231
Gross unrealized depreciation	(18,592,990)
Net unrealized depreciation	$(13,300,759)

Cost for federal income tax purposes	$167,027,408

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: July 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: July 20, 2009